Customer Concentration	12 Months Ended
Mar. 31, 2020
Customer Concentration [Abstract]
Customer Concentration
19.	CUSTOMER CONCENTRATION
Trade and other accounts receivable from Boeing represented approximately 21% and 18% of total accounts receivable as of March 31, 2020 and 2019, respectively. Trade and other accounts receivable from Gulfstream represented approximately 6% and 11% of total accounts receivable as of March 31, 2020 and 2019, respectively. Trade and other accounts receivables from Bombardier represented approximately 16% and 13% of total accounts receivable as of March 31, 2020 and 2019, respectively, and include receivables from transition services. The Company had no other significant concentrations of credit risk.
Sales to Boeing for fiscal 2020 were $983,762, or 34% of net sales, of which $254,659 and $729,103 were from Systems & Support and Aerospace Structures, respectively. Sales to Boeing for fiscal 2019 were $1,031,107, or 31% of net sales, of which $243,047 and $788,061 were from Systems & Support and Aerospace Structures, respectively. Sales to Boeing for fiscal 2018 were $1,004,274, or 31% of net sales, of which $216,122 and $788,151 were from Systems & Support and Aerospace Structures, respectively.
Sales to Gulfstream for fiscal 2020 were $337,173, or 12% of net sales, of which $3,250 and $333,924 were from Systems & Support and Aerospace Structures, respectively. Sales to Gulfstream for fiscal 2019 were $361,451, or 11% of net sales, of which $3,068 and $358,382 were from Systems & Support and Aerospace Structures, respectively. Sales to Gulfstream for fiscal 2018 were $421,985, or 13% of net sales, of which $1,780 and $420,204 were from Systems & Support and Aerospace Structures, respectively.
No other single customer accounted for more than 10% of the Company’s net sales; however, the loss of any significant customer, including Boeing and/or Gulfstream, could have a material adverse effect on the Company and its operating subsidiaries.
The Company currently generates a majority of its revenue from clients in the commercial aerospace industry, the business jet industry and the military. The Company’s growth and financial results are largely dependent on continued demand for its products and services from clients in these industries. If any of these industries experiences a downturn, clients in these sectors may conduct less business with the Company.